Financing Charges (Tables)	12 Months Ended
Dec. 31, 2020
Banking and Thrift, Interest [Abstract]
Schedule of Financing Charges

Year ended December 31 (millions of dollars)	2020	2019
Interest on long-term debt	497	479
Interest on short-term notes	8	19
Realized loss on cash flow hedges (interest-rate swap agreements) (Note 8, 18)	7	—
Derecognition of deferred financing costs (Note 4)	—	24
Unrealized loss on Foreign-Exchange Contract (Notes 4, 18)	—	22
Interest on convertible debentures (Note 4)	—	7
Other	13	18
Less: Interest capitalized on construction and development in progress	(49)	(48)
Interest earned on cash and cash equivalents	(5)	(7)
	471	514